Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARDING LOEVNER FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Document Creation Date	dei_DocumentCreationDate	Aug. 20, 2020